UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-07460

Exact name of registrant as specified in charter:
Delaware Investments® Dividend and Income Fund, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2011

Item 1. Reports to Stockholders

Semiannual Report	Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2011

The figures in the semiannual report for Delaware Investments Dividend and Income Fund, Inc. represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Table of contents

Security type/sector allocation and top 10 equity holdings	1

Statement of net assets	3

Statement of operations	11

Statements of changes in net assets	12

Statement of cash flows	13

Financial highlights	14

Notes to financial statements	15

Other Fund information	20

About the organization	23

Unless otherwise noted, views expressed herein are current as of May 31, 2011, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2011 Delaware Management Holdings, Inc.

All third-party trademarks cited are the property of their respective owners.

Security type/sector allocation and
top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.
As of May 31, 2011

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type/Sector	of Net Assets
Common Stock	67.13%
Consumer Discretionary	2.88%
Consumer Staples	7.58%
Diversified REITs	0.40%
Energy	6.00%
Financials	7.65%
Healthcare	9.91%
Healthcare REITs	2.39%
Hotel REITs	1.12%
Industrial REITs	0.93%
Industrials	4.82%
Information Technology	6.23%
Mall REITs	2.21%
Materials	1.49%
Mortgage REIT	0.11%
Multifamily REITs	1.48%
Office REITs	0.40%
Office/Industrial REITs	0.80%
Real Estate Management & Development	0.76%
Self-Storage REITs	0.83%
Shopping Center REITs	0.92%
Single Tenant REIT	0.21%
Specialty REITs	1.02%
Telecommunications	3.74%
Utilities	3.25%
Convertible Preferred Stock	3.12%
Convertible Bonds	10.24%
Aerospace & Defense	0.53%
Auto Parts & Equipment	0.33%
Banking, Finance & Insurance	0.41%
Basic Materials	0.64%
Cable, Media & Publishing	0.19%
Computers & Technology	2.15%
Energy	0.16%
Healthcare & Pharmaceuticals	1.18%
Leisure, Lodging & Entertainment	0.80%
Machinery	0.13%
Real Estate	0.72%
Retail	0.22%
Telecommunications	2.78%
Corporate Bonds	38.91%
Banking	1.08%
Basic Industry	4.09%
Brokerage	0.40%
Capital Goods	3.23%
Consumer Cyclical	4.78%
Consumer Non-Cyclical	3.47%
Energy	4.60%
Finance & Investments	2.17%
Media	3.19%
Services Cyclical	3.25%
Services Non-Cyclical	1.28%
Technology	1.92%
Telecommunications	4.59%
Utilities	0.86%
Senior Secured Loans	1.10%
Limited Partnership	0.23%
Preferred Stock	1.80%
Warrant	0.00%
Short-Term Investments	1.11%
Securities Lending Collateral	17.24%
Total Value of Securities	140.88%
Obligation to Return Securities Lending Collateral	(17.43%)
Borrowing Under Line of Credit	(24.58%)
Receivables and Other Assets Net of Other Liabilities	1.13%
Total Net Assets	100.00%

(continues)       1

Security type/sector allocation and
top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 Equity Holdings	of Net Assets
Pfizer	1.80%
Baxter International	1.71%
Merck	1.65%
Kimberly-Clark	1.64%
Northrop Grumman	1.63%
Kraft Foods Class A	1.63%
Johnson & Johnson	1.61%
Verizon Communications	1.61%
Raytheon	1.59%
Marsh & McLennan	1.59%

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.
May 31, 2011 (Unaudited)

		Number of
		Shares	Value
Common Stock – 67.13%
Consumer Discretionary – 2.88%
†=∏	Avado Brands	1,390	$0
	Comcast Class A	50,000	1,262,000
†	DIRECTV Class A	1,550	77,903
	Lowe’s	42,800	1,033,192
			2,373,095
Consumer Staples – 7.58%
	Archer-Daniels-Midland	34,700	1,124,627
	CVS Caremark	32,600	1,261,294
	Kimberly-Clark	19,700	1,345,510
	Kraft Foods Class A	38,300	1,339,351
	Safeway	47,100	1,163,370
			6,234,152
Diversified REITs – 0.40%
*	DuPont Fabros Technology	4,900	128,086
	Lexington Reality Trust	14,800	139,712
	Vastned Offices	300	5,357
	Vornado Realty Trust	565	55,585
			328,740
Energy – 6.00%
	Chevron	11,800	1,237,938
	ConocoPhillips	15,700	1,149,554
	Marathon Oil	24,100	1,305,497
	Williams	39,500	1,239,905
			4,932,894
Financials – 7.65%
	Allstate	39,700	1,245,786
	Bank of New York Mellon	44,700	1,256,517
*	Fifth Street Finance	34,041	419,726
	Marsh & McLennan	42,700	1,309,608
	Solar Capital	30,561	756,385
	Travelers	21,000	1,303,679
			6,291,701
Healthcare – 9.91%
†*	Alliance HealthCare Services	7,323	31,709
	Baxter International	23,600	1,404,672
	Cardinal Health	27,900	1,267,218
	Johnson & Johnson	19,700	1,325,613
	Merck	36,900	1,356,075
	Pfizer	69,189	1,484,103
	Quest Diagnostics	22,000	1,285,240
			8,154,630
Healthcare REITs – 2.39%
	Cogdell Spencer	16,800	100,800
	HCP	4,550	172,627
*	Health Care REIT	9,060	481,901
	LTC Properties	3,300	97,416
	Nationwide Health Properties	8,800	385,440
*	Omega Healthcare Investors	9,500	202,255
*	Ventas	9,375	528,750
			1,969,189
Hotel REITs – 1.12%
	Ashford Hospitality Trust	10,700	152,689
*	DiamondRock Hospitality	14,500	166,750
	LaSalle Hotel Properties	3,700	103,526
	Summit Hotel Properties	44,500	501,070
			924,035
Industrial REITs – 0.93%
†	AMB Property	1,280	47,347
†*	First Industrial Realty Trust	31,200	392,496
†	STAG Industrial	25,700	326,390
			766,233
Industrials – 4.82%
†	Delta Air Lines	19	192
†	Flextronics International	4,400	31,856
†*	Mobile Mini	1,651	37,148
*	Northrop Grumman	20,600	1,344,973
†=∏	PT Holdings	350	4
	Raytheon	26,000	1,309,880
*	Waste Management	31,900	1,240,272
			3,964,325
Information Technology – 6.23%
	Intel	57,700	1,298,827
	International Business Machines	7,500	1,266,975
†	Motorola Solutions	26,642	1,275,353
	Xerox	126,200	1,288,502
			5,129,657
Mall REITs – 2.21%
	General Growth Properties	5,229	86,174
	Macerich	1,526	82,969
*	Pennsylvania Real Estate
	Investment Trust	29,100	499,356
	Simon Property Group	9,747	1,150,730
			1,819,229
Materials – 1.49%
	duPont (E.I.) deNemours	23,000	1,225,900
			1,225,900
Mortgage REIT – 0.11%
*	Chimera Investment	23,800	93,058
			93,058
Multifamily REITs – 1.48%
	Apartment Investment &
	Management	7,968	212,985
	Associated Estates Realty	7,200	121,392
	BRE Properties	5,000	255,100
	Camden Property Trust	3,450	221,766
*	Equity Residential	6,600	408,078
			1,219,321
Office REITs – 0.40%
	Boston Properties	500	54,175
	Brandywine Realty Trust	11,500	146,740
	Government Properties
	Income Trust	4,800	127,104
			328,019

(continues)       3

Statement of net assets
Delaware Investments® Dividend and Income Fund, Inc.

		Number of
		Shares	Value
Common Stock (continued)
Office/Industrial REITs – 0.80%
*	Digital Realty Trust	8,950	$558,212
	Liberty Property Trust	2,700	97,362
			655,574
Real Estate Management & Development – 0.76%
*	First Capital Realty	14,058	243,692
†	Howard Hughes	1	76
	Mitsubishi Estate	2,000	35,726
	Starwood Property Trust	16,000	347,841
			627,335
Self-Storage REITs – 0.83%
	Extra Space Storage	3,300	71,808
	Public Storage	5,150	609,451
			681,259
Shopping Center REITs – 0.92%
*	Equity One	8,000	156,880
*	Federal Realty Investment Trust	300	26,280
*	Kimco Realty	20,430	398,589
*	Ramco-Gershenson Properties Trust	6,200	81,468
*	Weingarten Realty Investors	3,600	95,832
			759,049
Single Tenant REIT – 0.21%
*	National Retail Properties	6,700	172,726
			172,726
Specialty REITs – 1.02%
*	Entertainment Properties Trust	2,920	141,854
*	Plum Creek Timber	6,885	278,980
*	Potlatch	4,825	173,700
	PS Business Parks	1,900	109,231
	Rayonier	2,000	132,780
			836,545
Telecommunications – 3.74%
	AT&T	39,600	1,249,776
†=	Century Communications	500,000	0
	France Telecom ADR	6,000	137,460
*	Frontier Communications	40,000	354,000
†	GeoEye	550	18,244
	Verizon Communications	35,800	1,322,094
			3,081,574
Utilities – 3.25%
	American Water Works	4,300	129,043
	Edison International	33,000	1,298,880
†	GenOn Energy	535	2,135
	Progress Energy	26,100	1,242,882
			2,672,940
Total Common Stock (cost $47,551,640)			55,241,180

Convertible Preferred Stock – 3.12%
Auto Parts & Equipment – 0.11%
†	Goodyear Tire & Rubber 5.875%
	exercise price $18.21,
	expiration date 3/31/14	1,600	94,300
			94,300
Banking, Finance & Insurance – 1.21%
	Aspen Insurance Holdings 5.625%
	exercise price $29.28,
	expiration date 12/31/49	8,800	473,550
*	Bank of America 7.25%
	exercise price $50.00,
	expiration date 12/31/49	170	177,693
	Citigroup 7.50%
	exercise price $39.37,
	expiration date 12/15/12	1,410	169,905
	MetLife 5.00%
	exercise price $44.27,
	expiration date 9/11/13	2,120	175,345
			996,493
Computers & Technology – 0.04%
	Unisys 6.25% exercise price $45.66,
	expiration date 3/1/14	400	32,850
			32,850
Energy – 1.01%
*	Apache 6.00%
	exercise price $109.12,
	expiration date 8/1/13	1,700	113,101
*#	Chesapeake Energy 5.75% 144A
	exercise price $27.94,
	expiration date 12/31/49	185	245,356
	El Paso Energy Capital Trust 4.75%
	exercise price $41.59,
	expiration date 3/31/28	5,250	234,570
	SandRidge Energy 8.50%
	exercise price $8.01,
	expiration date 12/31/49	1,440	235,080
			828,107
Healthcare & Pharmaceuticals – 0.38%
	HealthSouth 6.50%
	exercise price $30.50,
	expiration date 12/31/49	268	316,307
			316,307
Telecommunications – 0.37%
	Lucent Technologies Capital Trust I
	7.75% exercise price $24.80,
	expiration date 3/15/17	305	301,950
			301,950
Total Convertible Preferred Stock
	(cost $2,303,123)		2,570,007

	Principal
	Amount
Convertible Bonds – 10.24%
Aerospace & Defense – 0.53%
AAR
1.75% exercise price $29.43,
expiration date 1/1/26	$136,000	149,260
#144A 1.75% exercise price
$29.43, expiration date 1/1/26	260,000	285,350
		434,610

		Principal
		Amount	Value
Convertible Bonds (continued)
Auto Parts & Equipment – 0.33%
	ArvinMeritor 4.00%
	exercise price $26.73,
	expiration date 2/15/27	$280,000	$273,700
			273,700
Banking, Finance & Insurance – 0.41%
#	Ares Capital 144A 5.75%
	exercise price $19.13,
	expiration date 2/1/16	124,000	130,200
	Jefferies Group 3.875%
	exercise price $38.72,
	expiration date 11/1/29	208,000	211,120
			341,320
Basic Materials – 0.64%
#	Owens-Brockway Glass
	Container 144A 3.00%
	exercise price $47.47,
	expiration date 5/28/15	335,000	349,238
#	Sino-Forest 144A 5.00%
	exercise price $20.29,
	expiration date 8/1/13	156,000	176,670
			525,908
Cable, Media & Publishing – 0.19%
Φ	General Cable 4.50%
	exercise price $36.75,
	expiration date 11/15/29	117,000	160,290
			160,290
Computers & Technology – 2.15%
	Advanced Micro Devices
	6.00% exercise price $28.08,
	expiration date 4/30/15	217,000	226,494
	#144A 6.00%
	exercise price $28.08,
	expiration date 4/30/15	83,000	86,631
	Euronet Worldwide 3.50%
	exercise price $40.48,
	expiration date 10/15/25	435,000	437,175
	Intel 3.25%
	exercise price $22.68,
	expiration date 8/1/39	124,000	154,380
	Linear Technology 3.00%
	exercise price $44.11,
	expiration date 5/1/27	425,000	460,593
	Rovi 2.625%
	exercise price $47.36,
	expiration date 2/10/40	137,000	188,889
*	SanDisk 1.50% exercise price $52.37,
	expiration date 8/11/17	186,000	213,435
			1,767,597
Energy – 0.16%
	Peabody Energy 4.75%
	exercise price $58.31,
	expiration date 12/15/41	102,000	129,030
			129,030
Healthcare & Pharmaceuticals – 1.18%
	Alere 3.00%
	exercise price $43.98,
	expiration date 5/15/16	215,000	249,669
	Dendreon 2.875%
	exercise price $51.24,
	expiration date 1/13/16	137,000	156,180
Φ	Hologic 2.00%
	exercise price $38.59,
	expiration date 12/15/37	255,000	250,218
	Medtronic 1.625%
	exercise price $54.00,
	expiration date 4/15/13	159,000	164,963
	Mylan 3.75% exercise price $13.32,
	expiration date 9/10/15	81,000	153,799
			974,829
Leisure, Lodging & Entertainment – 0.80%
#	Gaylord Entertainment 144A 3.75%
	exercise price $27.25,
	expiration date 9/29/14	160,000	216,200
	Live Nation Entertainment 2.875%
	exercise price $27.14,
	expiration date 7/14/27	466,000	438,039
			654,239
Machinery – 0.13%
#	Altra 144A 2.75%
	exercise price $27.70,
	expiration date 2/27/31	91,000	105,674
			105,674
Real Estate – 0.72%
#	Digital Realty Trust 144A 5.50%
	exercise price $42.49,
	expiration date 4/15/29	95,000	144,222
*	Health Care REIT 3.00%
	exercise price $51.08,
	expiration date 11/30/29	237,000	268,995
#	Lexington Realty Trust 144A 6.00%
	exercise price $7.09,
	expiration date 1/11/30	129,000	182,535
			595,752
Retail – 0.22%
	Pantry 3.00%
	exercise price $50.09,
	expiration date 11/15/12	180,000	179,100
			179,100
Telecommunications – 2.78%
#	Alaska Communications
	System Group 144A 6.25%
	exercise price $10.28,
	expiration date 4/27/18	189,000	190,418
	Alcatel-Lucent USA 2.875%
	exercise price $15.35,
	expiration date 6/15/25	82,000	81,488
#	Ciena 144A 3.75%
	exercise price $20.17,
	expiration date 10/15/18	137,000	210,638
#	Clearwire Communications 144A
	8.25% exercise price $7.08,
	expiration date 11/30/40	131,000	131,983
	Equinix 4.75%
	exercise price $84.32,
	expiration date 6/15/16	101,000	144,051

(continues)       5

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

		Principal
		Amount	Value
Convertible Bonds (continued)
Telecommunications (continued)
#	InterDigital 144A 2.50%
	exercise price $57.65,
	expiration date 3/14/16	$12,000	$13,005
*	Leap Wireless International
	4.50% exercise price $93.21,
	expiration date 7/15/14	282,000	277,418
	Level 3 Communications 6.50%
	exercise price $1.23,
	expiration date 10/1/16	120,000	242,250
	NII Holdings 3.125%
	exercise price $118.32,
	expiration date 6/15/12	410,000	412,049
	SBA Communications 4.00%
	exercise price $30.38,
	expiration date 10/1/14	208,000	300,299
	VeriSign 3.25% exercise price $34.37,
	expiration date 8/15/37	235,000	279,943
			2,283,542
Total Convertible Bonds
	(cost $7,434,576)		8,425,591

Corporate Bonds – 38.91%
Banking – 1.08%
	BAC Capital Trust VI 5.625% 3/8/35	290,000	268,411
•	Fifth Third Capital Trust IV
	6.50% 4/15/37	175,000	175,000
•#	HBOS Capital Funding 144A
	6.071% 6/29/49	205,000	185,525
•	SunTrust Capital VIII
	6.10% 12/15/36	265,000	263,191
			892,127
Basic Industry – 4.09%
*	AK Steel 7.625% 5/15/20	224,000	234,080
#	Algoma Acquisition 144A
	9.875% 6/15/15	196,000	183,750
#	APERAM 144A 7.75% 4/1/18	150,000	155,625
#	Appleton Papers 144A
	10.50% 6/15/15	119,000	126,735
#	Cemex Finance 144A
	9.50% 12/14/16	150,000	161,063
#	FMG Resources August 2006 144A
	6.875% 2/1/18	82,000	86,100
	7.00% 11/1/15	119,000	124,355
	Georgia-Pacific 8.00% 1/15/24	150,000	181,500
#	Headwaters 144A 7.625% 4/1/19	170,000	166,600
*	Hexion US Finance
	9.00% 11/15/20	130,000	140,400
	International Coal Group
	9.125% 4/1/18	225,000	274,500
*#	James River Escrow 144A
	7.875% 4/1/19	150,000	153,750
#	JMC Steel Group 144A
	8.25% 3/15/18	170,000	176,375
*#	Longview Fibre Paper & Packaging
	144A 8.00% 6/1/16	170,000	173,400
	Lyondell Chemical 11.00% 5/1/18	139,000	157,244
#	MacDermid 144A 9.50% 4/15/17	159,000	170,528
#	Millar Western Forest Products
	144A 8.50% 4/1/21	160,000	153,600
#	Momentive Performance Materials
	144A 9.00% 1/15/21	260,000	278,849
=@	Port Townsend 12.431% 8/27/12	102,592	46,679
	Ryerson
	•7.648% 11/1/14	92,000	93,725
	12.00% 11/1/15	116,000	125,570
			3,364,428
Brokerage – 0.40%
	E Trade Financial
	6.75% 6/1/16	65,000	65,325
	PIK 12.50% 11/30/17	217,000	262,028
			327,353
Capital Goods – 3.23%
#	Associated Materials 144A
	9.125% 11/1/17	120,000	124,350
	Berry Plastics
	9.75% 1/15/21	154,000	154,963
	10.25% 3/1/16	110,000	111,100
#	Building Materials Corporation of
	America 144A 6.75% 5/1/21	172,000	173,719
#	Cemex Espana Luxembourg 144A
	9.25% 5/12/20	331,000	340,515
#	DAE Aviation Holdings 144A
	11.25% 8/1/15	139,000	146,819
	Kratos Defense & Security Solutions
	10.00% 6/1/17	150,000	165,750
*	Manitowoc 9.50% 2/15/18	143,000	159,088
#	Masonite International 144A
	8.25% 4/15/21	165,000	167,063
*	Mueller Water Products
	7.375% 6/1/17	169,000	170,267
#	Nortek 144A 8.50% 4/15/21	175,000	167,781
	Ply Gem Industries
	13.125% 7/15/14	152,000	166,440
#	Polypore International 144A
	7.50% 11/15/17	159,000	169,733
	Pregis 12.375% 10/15/13	163,000	162,593
*	RBS Global/Rexnord 11.75% 8/1/16	145,000	155,513
	TriMas 9.75% 12/15/17	111,000	123,904
			2,659,598
Consumer Cyclical – 4.78%
*	American Axle & Manufacturing
	7.875% 3/1/17	160,000	164,800
	ArvinMeritor 8.125% 9/15/15	147,000	155,085
	Beazer Homes USA
	9.125% 6/15/18	46,000	43,930
	#144A 9.125% 5/15/19	198,000	188,595
#	Brown Group 144A
	7.125% 5/15/19	135,000	131,625
#	Burlington Coat Factory Warehouse
	144A 10.00% 2/15/19	265,000	266,987
*#	Chrysler Group 144A
	8.25% 6/15/21	200,000	200,499

		Principal
		Amount	Value
Corporate Bonds (continued)
Consumer Cyclical (continued)
*	CKE Restaurants 11.375% 7/15/18	$145,000	$159,500
*	Dana Holding 6.75% 2/15/21	140,000	140,700
	Dave & Buster’s 11.00% 6/1/18	177,000	193,814
#	DineEquity 144A 9.50% 10/30/18	149,000	163,900
#	Dunkin Finance 144A
	9.625% 12/1/18	113,000	114,553
	Express 8.75% 3/1/18	92,000	100,280
*	Ford Motor 7.45% 7/16/31	145,000	165,371
	Ford Motor Credit 12.00% 5/15/15	147,000	188,027
	Interface 7.625% 12/1/18	116,000	124,700
#	International Automotive
	Components Group 144A
	9.125% 6/1/18	115,000	118,163
#	Jaguar Land Rover 144A
	8.125% 5/15/21	170,000	174,250
#	M/I Homes 144A 8.625% 11/15/18	246,000	242,617
#	Needle Merger Sub 144A
	8.125% 3/15/19	140,000	142,450
	Norcraft
	10.50% 12/15/15	101,000	106,303
	#144A 10.50% 12/15/15	85,000	89,463
#	Pinafore 144A 9.00% 10/1/18	169,000	186,323
	Quiksilver 6.875% 4/15/15	185,000	181,763
	Standard Pacific 10.75% 9/15/16	69,000	80,040
	WMG Acquisition 9.50% 6/15/16	100,000	106,625
			3,930,363
Consumer Non-Cyclical – 3.47%
#	Accellent 144A 10.00% 11/1/17	92,000	91,540
#	AMGH Merger Sub 144A
	9.25% 11/1/18	160,000	172,600
#	Armored Autogroup 144A
	9.25% 11/1/18	169,000	172,169
#	Blue Merger Sub 144A
	7.625% 2/15/19	169,000	173,331
*#	Bumble Bee Acquisition 144A
	9.00% 12/15/17	106,000	109,445
	Cott Beverages 8.375% 11/15/17	83,000	89,225
*	Dean Foods 7.00% 6/1/16	174,000	175,305
#	DJO Finance 144A 9.75% 10/15/17	246,000	257,377
	Lantheus Medical Imaging
	9.75% 5/15/17	209,000	215,269
	LVB Acquisition 11.625% 10/15/17	158,000	178,145
#	NBTY 144A 9.00% 10/1/18	207,000	223,042
	PHH 9.25% 3/1/16	145,000	162,038
	Pinnacle Foods Finance
	10.625% 4/1/17	67,000	72,193
#	Quintiles Transnational PIK 144A
	9.50% 12/30/14	65,000	66,950
#	Reynolds Group Issuer 144A
	9.00% 4/15/19	284,000	302,814
#	STHI Holding 144A 8.00% 3/15/18	150,000	155,250
	Tops Holdings 10.125% 10/15/15	76,000	81,605
#	Viskase 144A 9.875% 1/15/18	152,000	160,171
			2,858,469
Energy – 4.60%
	American Petroleum Tankers Parent
	10.25% 5/1/15	134,000	143,045
	Antero Resources Finance
	9.375% 12/1/17	106,000	116,070
	Aquilex Holdings
	11.125% 12/15/16	134,000	132,660
#	Calumet Specialty Products Partners
	144A 9.375% 5/1/19	165,000	174,177
#	Chaparral Energy 144A
	8.25% 9/1/21	215,000	223,599
	Chesapeake Energy
	6.625% 8/15/20	134,000	141,538
	6.875% 11/15/20	19,000	20,093
	Comstock Resources 7.75% 4/1/19	170,000	172,763
	Copano Energy 7.75% 6/1/18	96,000	101,040
	Crosstex Energy 8.875% 2/15/18	119,000	129,710
	El Paso
	6.875% 6/15/14	45,000	51,344
	7.00% 6/15/17	49,000	57,055
#	El Paso Performance-Linked Trust
	144A 7.75% 7/15/11	31,000	31,355
#	Helix Energy Solutions 144A
	9.50% 1/15/16	191,000	203,414
*#	Hercules Offshore 144A
	10.50% 10/15/17	143,000	152,653
*#	Hilcorp Energy I 144A
	8.00% 2/15/20	152,000	162,640
	Holly 9.875% 6/15/17	112,000	126,280
#	Laredo Petroleum 144A
	9.50% 2/15/19	178,000	190,014
	Linn Energy
	8.625% 4/15/20	147,000	161,700
	#144A 6.50% 5/15/19	20,000	20,050
#	Murray Energy 144A
	10.25% 10/15/15	148,000	160,210
*#	NFR Energy 144A 9.75% 2/15/17	139,000	137,263
#	Oasis Petroleum 144A
	7.25% 2/1/19	130,000	131,300
	Offshore Group Investments
	11.50% 8/1/15	121,000	134,008
	#144A 11.50% 8/1/15	15,000	16,575
	PetroHawk Energy 7.25% 8/15/18	164,000	172,814
	Petroleum Development
	12.00% 2/15/18	137,000	154,810
	Pioneer Drilling 9.875% 3/15/18	69,000	75,124
*	Quicksilver Resources
	7.125% 4/1/16	105,000	103,950
	Sandridge Energy
	*8.75% 1/15/20	29,000	31,683
	#144A 7.50% 3/15/21	150,000	155,438
			3,784,375

(continues)       7

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

		Principal
		Amount	Value
Corporate Bonds (continued)
Finance & Investments – 2.17%
•	American International Group
	8.175% 5/15/58	$220,000	$243,650
	Cardtronics 8.25% 9/1/18	72,000	79,020
•	Genworth Financial
	6.15% 11/15/66	111,000	86,303
•#	ILFC E-Capital Trust I 144A
	5.97% 12/21/65	100,000	84,517
•#	ILFC E-Capital Trust II 144A
	6.25% 12/21/65	325,000	287,625
•	ING Groep 5.775% 12/29/49	220,000	205,700
•#	Liberty Mutual Group 144A
	7.00% 3/15/37	195,000	194,565
	Nuveen Investments
	*10.50% 11/15/15	250,000	266,250
	#144A 10.50% 11/15/15	72,000	76,320
•	XL Group 6.50% 12/31/49	275,000	262,281
			1,786,231
Media – 3.19%
#	Affinion Group 144A
	7.875% 12/15/18	202,000	192,909
#	AMO Escrow 144A
	11.50% 12/15/17	80,000	87,000
	Cablevision Systems
	8.00% 4/15/20	71,000	78,278
*	CCO Holdings
	8.125% 4/30/20	205,000	222,680
	#144A 7.00% 1/15/19	14,000	14,333
#	Clear Channel Communications
	144A 9.00% 3/1/21	164,000	165,230
#	Columbus International 144A
	11.50% 11/20/14	130,000	150,241
	Entravision Communications
	8.75% 8/1/17	95,000	101,413
*	GXS Worldwide 9.75% 6/15/15	163,000	166,668
#	inVentiv Health 144A
	10.00% 8/15/18	139,000	145,081
#	Kabel BW Erste Beteiligungs 144A
	7.50% 3/15/19	150,000	156,938
	MDC Partners
	11.00% 11/1/16	146,000	162,973
	#144A 11.00% 11/1/16	70,000	77,438
	Nexstar Broadcasting
	8.875% 4/15/17	139,000	151,510
*#	Ono Finance II 144A
	10.875% 7/15/19	159,000	177,284
#	Sinclair Television Group 144A
	9.25% 11/1/17	101,000	113,373
#	UPC Holding 144A
	9.875% 4/15/18	189,000	212,624
*	Visant 10.00% 10/1/17	92,000	97,750
#	XM Satellite Radio 144A
	7.625% 11/1/18	145,000	154,788
			2,628,511
Services Cyclical – 3.25%
#	ARAMARK Holdings PIK 144A
	8.625% 5/1/16	165,000	169,538
#	CMA CGM 144A 8.50% 4/15/17	170,000	155,550
*#	Delta Air Lines 144A
	12.25% 3/15/15	129,000	145,286
#	Equinox Holdings 144A
	9.50% 2/1/16	143,000	153,725
*	Harrah’s Operating
	10.00% 12/15/18	373,000	346,889
#	Icon Health & Fitness 144A
	11.875% 10/15/16	87,000	91,568
	Kansas City Southern de Mexico
	8.00% 2/1/18	32,000	35,600
	#144A 6.125% 6/15/21	140,000	141,400
*#	Marina District Finance 144A
	9.875% 8/15/18	87,000	91,350
	MGM MIRAGE 11.375% 3/1/18	433,000	500,114
@	Northwest Airlines 10.00% 2/1/11	55,000	413
*	Pinnacle Entertainment
	8.75% 5/15/20	155,000	167,788
	RSC Equipment Rental
	8.25% 2/1/21	87,000	90,263
	10.25% 11/15/19	13,000	14,788
#	Seven Seas Cruises 144A
	9.125% 5/15/19	165,000	170,363
*#	Swift Services Holdings 144A
	10.00% 11/15/18	60,000	66,900
*#	Swift Transportation 144A
	12.50% 5/15/17	101,000	108,828
#	United Air Lines 144A
	12.00% 11/1/13	203,000	220,254
			2,670,617
Services Non-Cyclical – 1.28%
	Casella Waste Systems
	11.00% 7/15/14	83,000	94,205
	#144A 7.75% 2/15/19	173,000	176,028
	Community Health Systems
	8.875% 7/15/15	155,000	160,425
#	Darling International 144A
	8.50% 12/15/18	82,000	89,790
	HealthSouth 7.75% 9/15/22	35,000	37,538
#	Multiplan 144A 9.875% 9/1/18	178,000	193,129
*	Radiation Therapy Services
	9.875% 4/15/17	157,000	159,944
	Radnet Management
	10.375% 4/1/18	138,000	144,210
			1,055,269
Technology – 1.92%
*	Advanced Micro Devices
	7.75% 8/1/20	210,000	221,549
	Aspect Software 10.625% 5/7/17	143,000	155,155
*	First Data
	9.875% 9/24/15	217,000	225,137
	11.25% 3/31/16	166,000	167,245

		Principal
		Amount	Value
Corporate Bonds (continued)
Technology (continued)
#	iGate 144A 9.00% 5/1/16	$160,000	$165,200
#	International Wire Group Holdings
	144A 9.75% 4/15/15	129,000	136,095
	MagnaChip Semiconductor
	10.50% 4/15/18	101,000	114,509
#	MedAssets 144A 8.00% 11/15/18	82,000	84,973
#	Seagate HDD Cayman 144A
	7.75% 12/15/18	164,000	173,430
*	SunGard Data Systems
	10.25% 8/15/15	127,000	132,398
			1,575,691
Telecommunications – 4.59%
	Avaya
	9.75% 11/1/15	25,000	26,094
	#144A 7.00% 4/1/19	169,000	166,043
	PIK 10.125% 11/1/15	105,000	109,725
#	Buccaneer Merger Sub 144A
	9.125% 1/15/19	130,000	139,913
#	Clearwire Communications 144A
	12.00% 12/1/15	266,000	291,702
	*12.00% 12/1/17	205,000	224,219
*	Cricket Communications
	7.75% 10/15/20	172,000	170,710
#	Digicel Group 144A
	9.125% 1/15/15	100,000	103,750
	10.50% 4/15/18	96,000	108,960
#	EH Holding 144A 7.625% 6/15/21	135,000	138,713
#	Integra Telecom Holdings 144A
	10.75% 4/15/16	125,000	131,875
	Intelsat Bermuda
	11.25% 2/4/17	401,000	435,084
	PIK 11.50% 2/4/17	176,092	191,720
*	Level 3 Financing 10.00% 2/1/18	162,000	176,175
*	MetroPCS Wireless 7.875% 9/1/18	67,000	72,444
	NII Capital
	7.625% 4/1/21	85,000	90,631
	10.00% 8/15/16	37,000	42,643
#	PAETEC Holding 144A
	9.875% 12/1/18	106,000	114,215
	Qwest 8.375% 5/1/16	4,000	4,770
	Qwest Communications
	International 7.50% 2/15/14	58,000	58,943
*#	Satmex Escrow 144A
	9.50% 5/15/17	85,000	87,550
	Sprint Capital 8.75% 3/15/32	159,000	176,291
#	Telcordia Technologies 144A
	11.00% 5/1/18	253,000	287,154
	Telesat Canada 12.50% 11/1/17	131,000	157,200
	Virgin Media Finance
	8.375% 10/15/19	92,000	103,960
#	West 144A 7.875% 1/15/19	165,000	168,506
			3,778,990
Utilities – 0.86%
	AES
	7.75% 3/1/14	76,000	83,600
	8.00% 6/1/20	50,000	54,375
	9.75% 4/15/16	19,000	22,088
	Elwood Energy 8.159% 7/5/26	136,500	135,817
*	GenOn Energy 9.50% 10/15/18	101,000	106,808
*	Mirant Americas 8.50% 10/1/21	185,000	192,862
•	Puget Sound Energy 6.974% 6/1/67	110,000	112,474
			708,024
Total Corporate Bonds
	(cost $30,148,509)		32,020,046

«Senior Secured Loans – 1.10%
	Brock Holdings III 10.50% 2/15/18	55,000	56,719
	Endo Pharmaceuticals Holdings
	7.25% 4/10/12	115,000	115,000
	Level 3 Financing 14.00% 4/11/12	140,000	140,000
	PQ 6.72% 7/30/15	170,000	168,619
	Silgan Holdings 7.75% 1/20/12	255,000	255,000
	Texas Competitive Electric Holdings
	3.50% 10/10/14	205,000	174,920
Total Senior Secured Loans
	(cost $886,550)		910,258

		Number of
		Shares
Limited Partnership – 0.23%
	Brookfield Infrastructure Partners	7,600	188,100
Total Limited Partnership
	(cost $144,435)		188,100

Preferred Stock – 1.80%
	Ally Financial
	•∏8.50%	5,000	131,700
	#144A 7.00%	200	193,206
*	Cogdell Spencer 8.50%	29,600	740,888
†•	GMAC Capital Trust I 8.125%	15,000	394,050
†=	Port Townsend	70	0
†	W2007 Grace Acquisitions 8.75%	34,400	21,070
Total Preferred Stock
	(cost $2,349,200)		1,480,914

Warrant – 0.00%
=@∏	Port Townsend	70	1
Total Warrant (cost $1,680)			1

(continues)       9

Statement of net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Principal
	Amount	Value
≠Short-Term Investments – 1.11%
Discount Notes – 1.11%
Federal Home Loan Bank
0.01% 6/1/11	$896,000	$896,001
0.06% 6/7/11	14,458	14,458
Total Short-Term Investments
(cost $910,459)		910,459

Total Value of Securities Before
Securities Lending Collateral – 123.64%
(cost $91,730,172)		101,746,556

	Number of
	Shares
Securities Lending Collateral** – 17.24%
Investment Companies
BNY Mellon SL DBT II
Liquidating Fund	118,062	115,157
Delaware Investments
Collateral Fund No.1	14,068,173	14,068,173
@†Mellon GSL Reinvestment Trust II	154,977	0
Total Securities Lending Collateral
(cost $14,341,212)		14,183,330

Total Value of Securities – 140.88%
(cost $106,071,384)		115,929,886 ©
Obligation to Return Securities
Lending Collateral** – (17.43%)		(14,341,212)
Borrowing Under Line of Credit – (24.58%)		(20,225,000)
Receivables and Other Assets
Net of Other Liabilities – 1.13%		925,787
Net Assets Applicable to 9,439,043
Shares Outstanding; Equivalent to
$8.72 Per Share – 100.00%		$82,289,461

Components of Net Assets at May 31, 2011:
Common stock, $0.01 par value,
500,000,000 shares authorized to the Fund		$93,836,402
Distributions in excess of net investment income		(260,572)
Accumulated net realized loss on investments		(21,147,706)
Net unrealized appreciation of investments		9,861,337
Total net assets		$82,289,461

†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of May 31, 2011. Interest rates reset periodically.
≠	The rate shown is the effective yield at the time of purchase.
@	Illiquid security. At May 31, 2011, the aggregate amount of illiquid securities was $47,092, which represented 0.06% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At May 31, 2011, the aggregate amount of the restricted securities was $131,705 or 0.16% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2011, the aggregate amount of fair valued securities was $46,684, which represented 0.06% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2011, the aggregate amount of Rule 144A securities was $18,696,636, which represented 22.72% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2011.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2011.
*	Fully or partially on loan.
**	See Note 9 in “Notes to financial statements.”
©	Includes $12,505,654 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Investments® Dividend and Income Fund, Inc.
Six Months Ended May 31, 2011

Investment Income:
Dividends	$956,762
Interest	1,678,752
Securities lending income	23,276
Foreign tax withheld	(499)	$2,658,291

Expenses:
Management fees	272,075
Reports to shareholders	47,801
Dividend disbursing and transfer agent fees and expenses	35,011
Legal fees	25,170
Accounting and administration expenses	19,457
Leverage expenses	12,465
NYSE fees	11,875
Audit and tax	7,450
Dues and services	4,557
Pricing fees	3,189
Custodian fees	3,119
Pa. franchise tax	2,760
Trustee’s fees	2,048
Insurance fees	1,455
Consulting fees	486
Registration fees	421
Trustee’s expenses	124
Total operating expenses (before interest expense)		449,463
Interest expense		142,727
Total operating expenses (after interest expense)		592,190
Net Investment Income		2,066,101

Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investments		3,391,214
Foreign currency exchange contracts		(2,171)
Foreign currencies		1,086
Net realized gain		3,390,129
Net change in unrealized appreciation/depreciation of investments		7,620,048
Net Realized and Unrealized Gain on Investments		11,010,177

Net Increase in Net Assets Resulting from Operations		$13,076,278

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Six Months	Year
	Ended	Ended
	5/31/11	11/30/10
Increase in Net Assets from Operations:
Net investment income	$2,066,101	$3,992,326
Net realized gain on investments and foreign currencies	3,390,129	3,448,267
Net change in unrealized appreciation/depreciation of investments	7,620,048	5,121,408
Net increase in net assets resulting from operations	13,076,278	12,562,001

Dividends and Distributions to Shareholders from:1
Net investment income	(3,256,470)	(6,512,940)
	(3,256,470)	(6,512,940)

Net Increase in Net Assets	9,819,808	6,049,061

Net Assets:
Beginning of period	72,469,653	66,420,592
End of period (including distributions in excess of
net investment income of $260,572 and $260,572, respectively)	$82,289,461	$72,469,653

1See Note 4 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows

Delaware Investments® Dividend and Income Fund, Inc.
Six Months Ended May 31, 2011

Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$13,076,278

Adjustments to reconcile net increase in net assets from
operations to cash provided by operating activities:
Amortization of premium and discount on investments purchased	(40,032)
Purchase of investment securities	(31,220,066)
Proceeds from disposition of investment securities	(634,851)
Proceeds from disposition of short-term investment securities, net	33,706,869
Net realized gain from investment transactions	(3,323,879)
Net change in net unrealized appreciation/depreciation of investments	(7,620,048)
Increase in receivable for investments sold	(1,398,894)
Decrease in interest and dividends receivable	6,982
Increase in payable for investments purchased	791,803
Decrease in interest payable	(56)
Decrease in accrued expenses and other liabilities	(63,940)
Total adjustments	(9,796,112)
Net cash provided by operating activities	3,280,166

Cash Flows Used for Financing Activities:
Cash dividends and distributions paid	(3,256,470)
Net cash used for financing activities	(3,256,470)
Effect of exchange rates on cash	(27)
Net increase in cash	23,669
Cash at beginning of period	13,586
Cash at end of period	$37,255

Cash paid for interest expense for leverage	$142,783

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/111	11/30/10	11/30/09	11/30/08	11/30/07	11/30/06
	(Unaudited)
Net asset value, beginning of period	$7.680	$7.040	$5.220	$11.850	$14.200	$12.650

Income (loss) from investment operations:
Net investment income2	0.219	0.423	0.413	0.490	0.408	0.470
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.166	0.907	2.120	(6.160)	(0.640)	2.150
Total from investment operations	1.385	1.330	2.533	(5.670)	(0.232)	2.620

Less dividends and distributions from:
Net investment income	(0.345)	(0.690)	(0.410)	(0.558)	(0.553)	(0.486)
Net realized gain on investments	—	—	—	—	(0.912)	(0.584)
Return of capital	—	—	(0.303)	(0.402)	(0.653)	—
Total dividends and distributions	(0.345)	(0.690)	(0.713)	(0.960)	(2.118)	(1.070)

Net asset value, end of period	$8.720	$7.680	$7.040	$5.220	$11.850	$14.200

Market value, end of period	$8.250	$7.560	$6.600	$4.020	$10.660	$13.460

Total return based on:3
Net asset value	18.47%	19.61%	53.26%	(50.35% )	(0.94% )	22.41%
Market value	13.87%	25.59%	86.93%	(57.51% )	(5.99% )	16.96%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$82,289	$72,470	$66,421	$51,831	$123,928	$156,324
Ratio of expenses to average net assets	1.51%	1.65%	1.83%	2.39%	2.71%	2.71%
Ratio of expenses to adjusted average net assets
(before interest expense)4	0.91%	0.95%	1.05%	0.88%	0.84%	0.88%
Ratio of interest expense to adjusted average net assets4	0.29%	0.33%	0.30%	0.80%	1.25%	1.19%
Ratio of net investment income to average net assets	5.25%	5.75%	7.06%	5.12%	2.92%	3.59%
Ratio of net investment income to adjusted average net assets4	4.18%	4.45%	5.21%	3.59%	2.27%	2.74%
Portfolio turnover	32%	62%	65%	64%	49%	63%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$20,225	$20,225	$20,225	$20,225	$44,000	$44,000
Asset coverage per $1,000 of debt outstanding at end of period	$5,069	$4,583	$4,284	$3,563	$3,820	$4,577

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
4 Adjusted average net assets excludes debt outstanding.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.
May 31, 2011 (Unaudited)

Delaware Investments Dividend and Income Fund, Inc. (Fund) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment company securities are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2007–November 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted and, if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. Under the Regulated Investment Company Modernization Act of 2010, this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after November 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2011 in early 2012.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the

(continues)       15

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

1. Significant Accounting Policies (continued)

Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2011. DMC, as defined below, and its affiliates have previously acted and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2011.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. There were no earnings credits for the six months ended May 31, 2011.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.55% of the adjusted average daily net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average weekly net assets excludes the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments Family of Funds at the following annual rate: 0.0050% of the first $30 billion; and 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. For purposes of the calculation of DSC fees, adjusted average daily net assets excludes the line of credit liability. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2011, the Fund was charged $2,449 for these services.

At May 31, 2011, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$47,702
Fees and other expenses payable to DSC	428
Other expenses payable to DMC and affiliates*	3,621

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and Directors’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2011, the Fund was charged $13,121 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Directors’ fees include expenses accrued by the Fund for each Director’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or directors of the Fund. These officers and directors are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2011, the Fund made purchases of $31,220,066 and sales of $33,706,869 of investment securities other than short-term investments.

At May 31, 2011, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2011, the cost of investments was $106,647,133. At May 31, 2011, net unrealized appreciation was $9,282,753, of which $13,361,942 related to unrealized appreciation of investments and $4,079,189 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	—	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2	—
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3	—	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$55,200,093	$41,083	$4	$55,241,180
Corporate Debt	—	43,509,223	416,679	43,925,902
Short-Term
Investments	—	910,459	—	910,459
Securities Lending
Collateral	—	14,183,330	—	14,183,330
Other	1,454,738	214,276	1	1,669,015
Total	$56,654,831	$58,858,371	$416,684	$115,929,886

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common	Corporate
	Stock	Debt	Other	Total
Balance as of 11/30/10	$4	$313,397	$24,082	$337,483
Purchases	—	650,000	—	650,000
Sales	—	(521,243)	(1)	(521,244)
Transfers out of Level 3	—	—	(860,000)	(860,000)
Net realized gain	—	2,243	1	2,244
Net change in
unrealized
appreciation/
depreciation	—	(27,718)	835,919	808,201
Balance as of 5/31/11	$4	$416,679	$1	$416,684

Net change in
unrealized
appreciation/
depreciation
from investments
still held as of
5/31/11	$—	$(27,700)	$—	$(27,700)

During the six months ended May 31, 2011, the Fund had transfers out of Level 3 investments into Level 2 investments in the amount of $860,000, which was due to the Fund’s pricing vendor being able to supply matrix prices for investments that had been utilizing broker quoted prices. During the six months ended May 31, 2011, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2011 and the year ended November 30, 2010 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/11*	11/30/10
Ordinary income	$3,256,470	$6,512,940

*Tax information for the six months ended May 31, 2011 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2011, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$93,836,402
Realized gains 12/1/10–5/31/11	3,268,769
Capital loss carryforwards as of 11/30/10	(24,101,298)
Unrealized appreciation of investments	9,285,588
Net assets	$82,289,461

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, contingent payment debt instruments, tax treatment of partnership income and market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions, market discount and premium on certain debt instruments, contingent payment debt instruments and gain (loss) on certain currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2011 the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Distributions in excess of net investment income	$1,190,369
Accumulated net realized loss	(135,077)
Paid-in capital	(1,055,292)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2010 will expire as follows: $12,885,662 expires in 2016 and $11,215,636 expires in 2017.

For the six months ended May 31, 2011, the fund had capital gains of $3,268,769, which may reduce the capital loss carryforwards.

6. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, The Bank of New York Mellon (BNY Mellon) Shareowner Services, in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2011 and the year ended November 30, 2010.

The Fund did not repurchase shares under the Share Repurchase Program during the six months ended May 31, 2011 and the year ended November 30, 2010.

7. Line of Credit

For the six months ended May 31, 2011, the Fund borrowed money pursuant to a $30,000,000 Credit Agreement with BNY Mellon that expires on November 14, 2011. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2011, the par value of loans outstanding was $20,225,000 at a variable interest rate of 1.35%. During the six months ended May 31, 2011, the average daily balance of loans outstanding was $20,225,000 at a weighted average interest rate of approximately 1.42%. Interest on borrowing is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.25% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

(continues)       17

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

8. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at May 31, 2011.

The volume of derivative transactions varies throughout the period. Information about derivative transactions reflected on the financial statements is as of the date of this report, but may not be indicative of the type and volume of derivative activity for the six months ended May 31, 2011.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Fund’s previous collateral investment pool other than cash and assets with a maturity of one business day or less to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the previous collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2011, the value of securities on loan was $12,505,654, for which the Fund received collateral, comprised of securities collateral valued at $144,277 and cash collateral of $14,341,212. At May 31, 2011, the value of invested collateral was $14,183,330. Investments purchased with cash collateral are presented on the statement of net asset under the caption “Securities Lending Collateral.”

10. Credit and Market Risks

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and/or Ba or lower by Moody’s Investor Services. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2011. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2011 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information
(Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Fund management

Babak “Bob” Zenouzi
Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Damon J. Andres, CFA
Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

Wayne A. Anglace, CFA
Vice President, Portfolio Manager

Wayne A. Anglace currently serves as a portfolio manager and trader for the firm’s convertible bond strategies. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Kristen E. Bartholdson
Vice President, Senior Portfolio Manager

Kristen E. Bartholdson is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2006 as an associate portfolio manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004 she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

Thomas H. Chow, CFA
Senior Vice President, Senior Portfolio Manager

Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation in investment grade credit exposures. He is the lead portfolio manager for Delaware Corporate Bond Fund and Delaware Extended Duration Bond Fund, as well as several institutional mandates. His experience includes significant exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001 as a portfolio manager working on the Lincoln General Account, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and served as the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Nikhil G. Lalvani, CFA
Vice President, Senior Portfolio Manager

Nikhil G. Lalvani is a senior portfolio manager for the firm’s Large-Cap Value team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997 as an account analyst, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University. He is a member of the CFA Institute and the CFA Society of Philadelphia.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager

Anthony A. Lombardi is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2004 in his current role, Lombardi was a director at Merrill Lynch Investment Managers. He joined Merrill Lynch Investment Managers’ Capital Management Group in 1998 and last served as a portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. From 1990 to 1997, he worked at Dean Witter Reynolds as a sell-side equity research analyst. He began his career as an investment analyst with Crossland Savings. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Kevin P. Loome, CFA
Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments

Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007 in his current position, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

(continues)       21

Other Fund information
(Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Fund management (continued)

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader

D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager

Robert A. Vogel Jr. is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining Delaware Investments in 2004 as vice president and senior portfolio manager, he worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola University Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. Vogel is a member of the New York Society of Security Analysts, the CFA Institute, and the CFA Society of Philadelphia.

Change in independent registered public accounting firm

Due to independence matters under the Securities and Exchange Commission’s auditor independence rules relating to the January 4, 2010 acquisition of Delaware Investments (including DMC and DSC) by Macquarie Group, Ernst & Young LLP (E&Y) has resigned as the independent registered public accounting firm for Delaware Investments® Dividend and Income Fund, Inc. (the Fund) effective May 20, 2010. At a meeting held on May 20, 2010, the Board of Directors of the Fund, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (PwC) to serve as the independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2010. During the fiscal years ended November 30, 2009 and 2008, E&Y’s audit reports on the financial statements of the Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Fund and E&Y on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of E&Y, would have caused them to make reference to the disagreement in their reports. Neither the Fund nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements.

About the organization

This semiannual report is for the information of Delaware Investments® Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices. Your Fund’s Board of Directors approved a share repurchase program in 1994 that authorizes the Fund to purchase up to 10% of its outstanding shares on the floor of the New York Stock Exchange.

Board of Directors	Affiliated officers	Contact information

Patrick P. Coyne
Chairman, President,
and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry†
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison†
President and Chief Executive Officer
MLM Partners Inc.
Minneapolis, MN

Janet L. Yeomans†
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s website at www.delawareinvestments.com; and (iii) on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at www.delawareinvestments.com; and (ii) on the SEC’s website at www.sec.gov.

Investment manager
Delaware Management Company
a series of Delaware Management
Business Trust
Philadelphia, PA

Principal office of the Fund
2005 Market Street
Philadelphia, PA 19103-7094

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1700
2001 Market Street
Philadelphia, PA 19103-7042

Registrar and stock transfer
agent
BNY Mellon Shareowner Services
480 Washington Blvd.
Jersey City, NJ 07310
800 851-9677

For securities dealers
and financial institutions
representatives
800 362-7500

Website
www.delawareinvestments.com
Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options
Delaware Investments Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact BNY Mellon Shareowner Services at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

†Audit committee member

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Applicable to Form N-CSRs filed after fiscal years ending on or after December 31, 2005.

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Investments® Dividend and Income Fund, Inc.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 25, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	July 25, 2011

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 25, 2011